Note 25 - Reconciliation of Enterprise Value to Estimated Fair Value (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[1]	Sep. 03, 2013	Aug. 31, 2013
Reconciliation Of Enterprise Value To Estimated Fair Value [Line Items]
Enterprise value							$ 1,000
Plus: Cash and cash equivalents	$ 546		$ 712
Fair value of Successor common stock
Shares outstanding at September 3, 2013	42,000,000		41,900,000
Successor [Member]
Reconciliation Of Enterprise Value To Estimated Fair Value [Line Items]
Enterprise value							1,000
Plus: Cash and cash equivalents	$ 547	[1]	$ 712	[1]	$ 844		898	$ 898
Less: Other non-operating liabilities							$ 18
Shares outstanding at September 3, 2013							41,753,211
Per share value							$ 14.11
Successor [Member] | Estimate of Fair Value Measurement [Member]
Reconciliation Of Enterprise Value To Estimated Fair Value [Line Items]
Less: Fair value of debt and capitalized lease obligations							$ 734
Less: Fair value of pension and other postretirement obligations							533
Less: Fair value of warrants							24
Fair value of Successor common stock							$ 589

[1]	(1)Cash and cash equivalents, end of period includes $546 million of cash reported in the Statement of Financial Position and $1 million of cash reported in Current assets held for sale. There is no cash reported in Current assets held for sale at the beginning or end of any other period.